OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 25 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $7,878,767 million, $5,635,634 million and $6,256,880 million for the years ended December 31, 2025, 2024 and 2023, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2025	2024	2023

Employee benefit expenses and severance payments	Profit (loss)
Salaries, social security expenses and benefits	(1,626,133)	(1,144,135)	(1,363,607)
Severance indemnities	(278,834)	(171,491)	(80,466)
Other employee expenses	(56,130)	(31,111)	(29,683)
	(1,961,097)	(1,346,737)	(1,473,756)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(579,726)	(404,715)	(384,367)
Fees for services	(476,131)	(313,561)	(351,963)
Directors and Supervisory Committee’s fees	(8,536)	(5,844)	(4,804)
	(1,064,393)	(724,120)	(741,134)

Taxes and fees with the Regulatory Authority
Turnover tax	(375,606)	(222,149)	(223,945)
Regulatory Entity Fees	(198,846)	(111,272)	(111,839)
Municipal taxes	(84,097)	(54,199)	(59,943)
Other taxes and fees	(61,939)	(40,732)	(57,430)
	(720,488)	(428,352)	(453,157)
Cost of equipment
Inventory balance at the beginning of the year	(89,753)	(94,236)	(61,891)
Plus:
Acquisitions through business combination (Note 29)	(53,222)	—	—
Purchases	(246,957)	(272,780)	(383,360)
Others	7,534	18,047	32,816
Less:
Inventory balance at the end of the year	93,730	89,753	94,236
	(288,668)	(259,216)	(318,199)
Other operating expenses
Legal Claims and contingent liabilities	(69,436)	(23,697)	(61,745)
Rentals and internet capacity	(99,929)	(38,341)	(34,482)
Energy, water and other services	(206,560)	(137,788)	(111,381)
Postage, freight and travel expenses	(63,147)	(38,216)	(43,268)
Other	(54,139)	(26,176)	(21,381)
	(493,211)	(264,218)	(272,257)
Depreciation, amortization and impairment of Fixed and Intangible Assets
Depreciation of PP&E	(1,533,091)	(1,312,898)	(1,559,899)
Amortization of intangible assets	(234,722)	(152,940)	(251,826)
Amortization of Rights of use assets	(278,639)	(260,674)	(205,413)
Depreciation of Investment properties	(2,028)	—	—
Impairment of Fixed and Intangible Assets	(27,008)	1,455	(900)
	(2,075,488)	(1,725,057)	(2,018,038)

Operating expenses, disclosed per function are as follows:

	Operating	Administration	Commercialization	Other	Total	Total	Total
Concept	costs	costs	costs	expenses	12.31.25	12.31.24	12.31.23
Employee benefit expenses and severance payments	(939,463)	(477,471)	(544,163)	—	(1,961,097)	(1,346,737)	(1,473,756)
Interconnection and transmission costs	(243,797)	—	—	—	(243,797)	(155,918)	(174,151)
Fees for services, maintenance, materials and supplies	(421,048)	(242,876)	(400,469)	—	(1,064,393)	(724,120)	(741,134)
Taxes and fees with the Regulatory Authority	(702,102)	(4,957)	(13,429)	—	(720,488)	(428,352)	(453,157)
Commissions and advertising	—	—	(437,205)	—	(437,205)	(305,491)	(345,483)
Cost of equipment and handsets	(288,668)	—	—	—	(288,668)	(259,216)	(318,199)
Programming and content costs	(450,698)	—	—	—	(450,698)	(314,423)	(332,792)
Bad debt expenses	—	—	(143,722)	—	(143,722)	(112,102)	(127,913)
Other operating expenses, net	(234,467)	(188,757)	(69,987)	—	(493,211)	(264,218)	(272,257)
Depreciation, amortization and impairment of Fixed and intangible assets	(1,694,180)	(201,645)	(152,655)	(27,008)	(2,075,488)	(1,725,057)	(2,018,038)
Total for the year ended December 31,2025	(4,974,423)	(1,115,706)	(1,761,630)	(27,008)	(7,878,767)
Total for the year ended December 31,2024	(3,729,137)	(704,444)	(1,203,508)	1,455		(5,635,634)
Total for the year ended December 31,2023	(4,128,832)	(763,280)	(1,363,868)	(900)			(6,256,880)

Other leases

Future minimum lease payments of non-cancellable other lease agreements of Telecom as of December 31, 2025, 2024 and 2023 in currency on the transaction date are as follows:

	Less than		More than 5
	1 year	1‑5 years	years	Total
2025	14,885	20,600	2,908	38,393
2024	8,311	12,372	6,720	27,403
2023	5,057	11,051	4,248	20,356

Further information is provided in Note 3.k).